SCHEDULE OF PARTNERSHIP ENTITIES PAID DISTRIBUTION TO NON-CONTROLLING INVESTEE PARTNERS (Details) - Latam Logistic Properties SA [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total distributions paid to non—controlling partners	$ 4,522,936	$ 2,067,803	$ 1,024,747
Latam parque logistico coyol II [member]
IfrsStatementLineItems [Line Items]
Total distributions paid to non—controlling partners	3,675,054	350,000	250,000
Latam parque logistico san jose verbena [member]
IfrsStatementLineItems [Line Items]
Total distributions paid to non—controlling partners	847,882	754,231	774,747
Latam lagunilla industrial park [member]
IfrsStatementLineItems [Line Items]
Total distributions paid to non—controlling partners		$ 963,572